Vessels under construction (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Asset under Construction
Property Plant And Equipment [Line Items]
Accumulated capitalized interest costs	$ 66,628	$ 49,022